Oil and Natural Gas Properties (Details Narrative) (USD $)	4 Months Ended
	May 21, 2014 Integer acre	Jun. 30, 2014 acre
Oil and Gas Property [Abstract]
Capitalized costs, unproved oil and natural gas properties	$ 1,898,947
Shares issued for transfer of oil and natural gas assets	10,000,000
Oil and gas property, lease acreage	80,000	80,000
Number of oil and gas wells capable of production	8
Working interest, description	The Company will begin an 8 well drilling program with 2 permitted wells at 12.5% working interest each and six additional wells at 25% working intrerests each.